Expense Example - Amplify Fairlead Tactical Bitcoin ETF - Amplify Fairlead Tactical Bitcoin ETF	Jul. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	$ 237